Note 8 - Inventory	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
8 .	Inventory

The components of net inventory at
December 31,
201
6
and
2015,
net of reserves of
$0
and
$14,000,
respectively, are as follows:

	2016	2015
Materials	$94,500	$—
Work-in-process	1,708	14,436
Finished goods	—	—
Reserves	—	(14,436)
Total	$96,208	$—

During
2016
and
2015,
we utilized
$131,000
and
$446,000,
respectively, of
Tc99m
tilmanocept inventory for clinical study and product development purposes. Also during
2016
and
2015,
we recorded obsolescence reserves of
$43,000
and
$52,000
of
Tc99m
tilmanocept inventory related to specific lots that expired or were nearing product expiry and therefore were no
longer expected to be sold. During
2016
and
2015,
we wrote off
$0
and
$120,000,
respectively, of materials related to production issues.

Inventory in the amount of
$1,374,618
and
$652,906
as of
December 31, 2016
and
2015,
respectively, has been reclassified to current assets associated with discontinued operations.
  See Note
3.